Inventory	12 Months Ended
Dec. 31, 2019
Inventory [Abstract]
INVENTORY

NOTE 5 - INVENTORY

a.	Inventories at December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018
Work in progress	$422	$264
Finished goods	466	550
Total inventory	$888	$814

b.	During the year ended December 31, 2019, the Company recorded approximately $44 thousand for write-down of inventory under cost of goods sold. There was no write down in 2018 and 2017.